Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,620,000
Previously Paid Amount	0.00
Total Fee Amount	248.02
Total Offset Amount	0.00
Net Fee	248.02
Narrative - Max Aggregate Offering Price	$ 1,620,000
Final Prospectus	true